Financial Risk Management and Fair Values of Financial Instruments - Summary of Assets Measured at Fair Value (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	¥ 4,286	$ 659	¥ 4,326
Financial assets at fair value through other profit or loss	160	$ 25	123
Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	4,286		4,326
Total	4,446		4,449
Recurring fair value measurement [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	4,228		4,285
Total	4,228		4,285
Recurring fair value measurement [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	58		41
Total	218		164
Recurring fair value measurement [Member] | Equity securities listed [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	4,228		4,285
Recurring fair value measurement [Member] | Equity securities listed [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	4,228		4,285
Recurring fair value measurement [Member] | Equity securities unlisted [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	58		41
Financial assets at fair value through other profit or loss	160		123
Recurring fair value measurement [Member] | Equity securities unlisted [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	58		41
Financial assets at fair value through other profit or loss	¥ 160		¥ 123